Cover	Dec. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-39770
Entity Registrant Name	Concord Acquisition Corp
Entity Central Index Key	0001824301
Entity Tax Identification Number	85-2642903
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	477 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-4330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	CND.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CND
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CND.WS
Security Exchange Name	NYSE